Stock Incentive Plan (Details) - Schedule of operations and comprehensive loss - SoundHound, Inc. [Member] - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2019
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Research and development	$ 2,955	$ 2,410	$ 2,221
Sales and marketing	288	295
General and administrative	806	1,717
Total	$ 4,049	$ 4,423